Right of use assets and lease liabilities - Summary of carrying amounts of the Company's right of use assets and lease and the movements during the years (Parenthetical) (Detail) - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	$ 29,975	[1]	$ 10,229	[2]
Drilling Services [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	22,400		1,827
Borrowing costs capitalised	$ 4,986		$ 1,686

[1]	Including the depreciation of drilling services capitalized as “Works in progress” for 22,400.
[2]	Including the depreciation of drilling services capitalized as “Works in progress” for 1,827.